Operating expenses and other operating income - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses by nature [abstract]
Government grant income and R&D tax credits	€ 173	€ 146	€ 111